Borrowing and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Summary of the Company's borrowings
The following table is a summary of the Company’s borrowings as of December 31:

In millions	2016	2015
Short-term debt
Commercial paper	$1,874	$—

Long-term debt
1.2% senior notes due 2016	—	750
6.125% senior notes due 2016	—	421
5.75% senior notes due 2017	—	1,080
1.9% senior notes due 2018	2,250	2,250
2.25% senior notes due 2018	1,250	1,250
2.25% senior notes due 2019	850	850
6.6% senior notes due 2019	—	394
2.8% senior notes due 2020	2,750	2,750
4.75% senior notes due 2020	—	450
2.125% senior notes due 2021	1,750	—
4.125% senior notes due 2021	550	550
2.75% senior notes due 2022	1,250	1,250
3.5% senior notes due 2022	1,500	1,500
4.75% senior notes due 2022	399	400
4% senior notes due 2023	1,250	1,250
3.375% senior notes due 2024	650	650
5% senior notes due 2024	299	300
3.875% senior notes due 2025	2,828	3,000
2.875% senior notes due 2026	1,750	—
6.25% senior notes due 2027	372	453
3.25% senior exchange debentures due 2035	1	5
4.875% senior notes due 2035	652	2,000
6.125% senior notes due 2039	447	734
5.75% senior notes due 2041	133	493
5.3% senior notes due 2043	750	750
5.125% senior notes due 2045	3,500	3,500
Capital lease obligations	648	644
Other	23	20

Total debt principal	27,726	27,694
Debt premiums	33	39
Debt discounts and deferred financing costs	(228)	(269)
	27,531	27,464
Less:
Short-term debt (commercial paper)	(1,874)	—
Current portion of long-term debt	(42)	(1,197)
Long-term debt	$25,615	$26,267

Schedule of Maturities of Long-term Debt
The following is a summary of the Company's required principal debt repayments, excluding unamortized debt discounts, deferred financing costs and debt premiums, due during each of the next five years and thereafter, as of December 31, 2016:

In millions
2017	$1,916
2018	3,521
2019	872
2020	2,774
2021	2,326
Thereafter	16,317
Total	$27,726